Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill
The changes in the carrying amount of the Company’s goodwill by reportable segment for the years ended December 31, 2025 and 2024 are as follows:

	Warehouse	Transportation	Total
	(In thousands)
December 31, 2023	$749,653	$44,351	$794,004
Impact of foreign currency translation	(9,962)	—	(9,962)
December 31, 2024	739,691	44,351	784,042
Goodwill acquired	38,499	—	38,499
Impact of foreign currency translation	5,794	—	5,794
December 31, 2025	$783,984	$44,351	$828,335

Schedule of Intangible Assets Subject to Amortization
Intangible assets, other than goodwill, are as follows as of December 31, 2025 and 2024:

	December 31, 2025			December 31, 2024
Intangible asset	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)
Customer relationships	$1,017,469	$(213,136)	$804,333	$996,419	$(173,032)	$823,387
Assembled workforce	475	(391)	84	475	(279)	196
Trade name	16,700	(1,623)	15,077	16,700	(1,623)	15,077
Total intangible assets, other than goodwill	$1,034,644	$(215,150)	$819,494	$1,013,594	$(174,934)	$838,660